Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio
Initial Class
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2013.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
VTP-INI-SUSTK-0724-104 1.9886545.104	July 26, 2024
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio
Investor Class
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2013.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
VTP-INV-SUSTK-0724-104 1.9886526.104	July 26, 2024